Inventories	12 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Inventories
3.	Inventories

Inventories are comprised of the following:

	Yen in millions
	March 31
	2015	2016
Finished products	468,408	448,273
Work in process	96,700	130,383
Raw materials, purchased components and supplies	100,324	104,490

Inventories	665,432	683,146